Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Private Placement - $ / shares	6 Months Ended
	Dec. 31, 2022	Mar. 31, 2021
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of shares issued and fully paid (in shares)	86,666,667
Discounted percentage on issuance of equity	5.00%
Exercise price (in australian dollars per share)	$ 0.75	$ 2.30